UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSAM Partners LLP
Address: 14-15 Conduit Street
         London, United Kingdom  W1S 2XJ

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven J. Chapman
Title:     Chief Operating Officer
Phone:     +44 (0)20 7016 8600

Signature, Place, and Date of Signing:

 /s/   Steven J. Chapman     London, United Kingdom     January 17, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $119,657 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    16995   481434 SH       SOLE                   481434        0        0
APPLE INC                      COM              037833100     5322    10000 SH  CALL SOLE                    10000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1921   165598 SH       SOLE                   165598        0        0
BANK OF AMERICA CORPORATION    COM              060505104     3480   300000 SH  CALL SOLE                   300000        0        0
FACEBOOK INC                   CL A             30303M102      932    35000 SH       SOLE                    35000        0        0
FISERV INC                     COM              337738108    15806   200000 SH  CALL SOLE                   200000        0        0
INTEL CORP                     COM              458140100     9279   450000 SH  CALL SOLE                   450000        0        0
LAS VEGAS SANDS CORP           COM              517834107    10250   222044 SH       SOLE                   222044        0        0
MELCO CROWN ENTMT LTD          ADR              585464100    10874   645713 SH       SOLE                   645713        0        0
MORGAN STANLEY                 COM NEW          617446448    10635   556230 SH       SOLE                   556230        0        0
MORGAN STANLEY                 COM NEW          617446448     7648   400000 SH  PUT  SOLE                   400000        0        0
NEWS CORP                      CL A             65248E104    12755   500000 SH  CALL SOLE                   500000        0        0
REALOGY HLDGS CORP             COM              75605Y106     2339    55736 SH       SOLE                    55736        0        0
TITAN INTL INC ILL             COM              88830M102      769    35400 SH       SOLE                    35400        0        0
TITAN INTL INC ILL             COM              88830M102     5647   260000 SH  CALL SOLE                   260000        0        0
WHIRLPOOL CORP                 COM              963320106     5005    49191 SH       SOLE                    49191        0        0